Borrowings (Details) - Bank Borrowings [Member]	Jun. 30, 2026
Minimum [Member]
Borrowings [Line Items]
Interest rate of bank borrowings	2.50%
Maximum [Member]
Borrowings [Line Items]
Interest rate of bank borrowings	3.75%